Debt Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended								1 Months Ended
	Apr. 30, 2012	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012 Old Revolving Credit Facility	Jun. 29, 2013 Revolving Credit Facility	Jun. 29, 2013 Maximum	Apr. 30, 2012 Maximum	Jun. 29, 2013 Minimum	May 31, 2012 Senior Notes	May 31, 2012 3.60% Senior Notes	May 31, 2012 3.81% Senior Notes	May 31, 2012 4.03% Senior Notes	May 31, 2012 4.20% Senior Notes	Apr. 30, 2012 6.125% Senior Notes	Apr. 30, 2012 4.10% Senior Notes	Apr. 30, 2012 3.875% Senior Notes
Debt Instrument [Line Items]
Senior notes issued, amount										$ 650	$ 232	$ 120	$ 124	$ 174
Debt instrument interest rate											3.60%	3.81%	4.03%	4.20%
Tender offer for aggregate principal amount of three series outstanding debt securities: 6.125% Notes due 2032, 4.10% Notes due 2020 and 2.75% Notes due 2015								470
Debt Tender Offer Aggregate Principal Amount Tendered due Nov. 2032	6.125%
Debt Tender Offer Aggregate Principal Amount Tendered due Nov. 2020	4.10%
Debt Tender Offer Aggregate Principal Amount Tendered due Nov. 2015	2.75%
Notes purchase price															348.4	121.6
Notes due 2032 purchase price interest rate			6.125%
Notes due 2020 purchase price interest rate			4.10%
Charge associated with the early extinguishment of debt	26	0	(39)	(55)													13
Debt Obligation Transferred With Spin Off			650
Redemption of senior notes																	500
Redemption of Senior Interest Notes - Interest Rate	3.875%
Payments required on long-term debt during the year ending 2014		19
Payments required on long-term debt during the year ending 2015		93
Payments required on long-term debt during the year ending 2016		400
Payments required on long-term debt during the year ending 2017		0
Payments required on long-term debt during the year ending 2018		0
Cash interest payments		35	73	99
Revolving credit facility, amount					1,200	750
Credit facility annual fee		0.15%
Letters of credit outstanding		$ 57
Interest coverage ratio covenant							2.0		1.0
Interest coverage ratio							9.0		1.0
Financial covenants, required leverage ratio							3.5		1.0
Leverage ratio							2.1		1.0